Offerings	Nov. 06, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	3.950% Senior Notes due 2028
Amount Registered | shares	600,000,000
Maximum Aggregate Offering Price	$ 597,462,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 82,509.50
Offering Note	This registration fee table shall be deemed to update the "Calculation of Registration Fee" in the Company's Registration Statement on Form S-3 in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.200% Senior Notes due 2031
Amount Registered | shares	650,000,000
Maximum Aggregate Offering Price	$ 644,923,500.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 89,063.94
Offering Note	This registration fee table shall be deemed to update the "Calculation of Registration Fee" in the Company's Registration Statement on Form S-3 in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended.